Equity (Details Narrative) ₪ in Thousands				1 Months Ended		12 Months Ended
	Nov. 14, 2022 shares	Sep. 15, 2022 shares	May 15, 2022 shares	Dec. 31, 2024 ILS (₪) shares	Aug. 31, 2023 shares	Dec. 31, 2024 ILS (₪) shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Feb. 12, 2025 ILS (₪)
IfrsStatementLineItems [Line Items]
Number of options granted						143,557		1,344,068
Acquisitions considerations amount | ₪				₪ 8,000		₪ 8,000
Number of shares issued				1,590,023		1,590,023
Allocation of shares and option | ₪						₪ 34,000
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Investor invested | ₪									₪ 1,500
Total invest | ₪									₪ 35,500
Chief financial officer (CFO) and 7 canndoc employees [member]
IfrsStatementLineItems [Line Items]
Shares outstanding owed percentage			1.30%
Chief financial officer (CFO) and 7 canndoc employees [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of options granted			596,937
Chairman [member]
IfrsStatementLineItems [Line Items]
Number of options granted		1,030,325
Weighted average remaining contractual life of outstanding share options		3 years
Canndoc employees [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of options granted	287,131
Institutional investors [member]
IfrsStatementLineItems [Line Items]
Number of options granted					1,631,708
Chairman of board [member]
IfrsStatementLineItems [Line Items]
Number of options granted				75,000
Advisor of intercure [member]
IfrsStatementLineItems [Line Items]
Number of options granted				68,557
Share-based payment transactions with option | ₪				₪ 897,896
Incremental amount | ₪				1,400
Incremental exercise period | ₪				₪ 700